INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

9.      INCOME TAXES

Yiren Digital is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Yiren Digital is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, Yiren Digital HK is subject to 8.25% Profits Tax rate on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.  Hengye was recognized as a Software Enterprise and thereby entitled to full exemption from EIT for two years beginning with its first profitable year, i.e., 2015 and 2016, and a 50% reduction for the subsequent three years. In addition,  Hengyuda has been recognized as within encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15%.  Yiding Technology was a small low-profit enterprise, whose taxable income not exceed RMB1 million is computed at a reduced rate of 25%, taxable income from RMB1 million to RMB3 million at a reduced rate of 50%, and subject to income tax of 20%. Yiren Digital's other subsidiaries, the consolidated VIEs and the consolidated VIEs' subsidiaries established in the PRC are subject to income tax rate of 25%, according to the EIT Law. The consolidated ABFE are not subject to income tax.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with the PRC.

Since January 1, 2014, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2014 of the Group’s PRC subsidiaries and VIEs, remain subject to tax audits as of December 31, 2019, at the tax authority’s discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for the EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

Income tax expenses are comprised of the following:

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax (i)	734,620	(474,874)	370,946
Deferred tax (i)	(353,410)	669,161	(131,718)
Total	381,210	194,287	239,228

Reconciliation between the income tax at the PRC statutory tax rate and income tax expenses is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income before provision for income taxes	188,076	1,783,392	1,397,019
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	47,019	445,848	349,255
Non-deductible expenses	241,942	71,387	22,077
Research and development tax credit	—	(7,246)	(10,820)
Effect of income not taxable	(53,874)	(192,501)	(12,786)
Effect of tax holiday and preferential tax rate	(167,869)	(93,121)	(126,577)
Adjustment on current income tax of the prior periods	(44)	127	(384)
Effect of different tax rates of subsidiaries operating in other jurisdictions	23,329	23,190	14,518
Effect of withholding income tax	71,277	8,723	—
Debt relief income (ii)	—	—	1,286,791
Utilization of tax losses from the prior period (ii)	—	—	(1,452,828)
Change in valuation allowance	219,430	(62,120)	169,982
Income tax expenses	381,210	194,287	239,228

The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(167,869)	(93,121)	(126,577)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.9201)	(0.5055)	(0.6834)
- Diluted	(0.9201)	(0.4999)	(0.6786)
(i)

As discussed in Note 2, starting from May 2018, the Group no longer provides quality assurance services to investors and related assurance program  liabilities were derecognized. The reversal of deferred tax assets associated with quality assurance program liabilities resulted in a decrease in deferred tax assets with a corresponding decrease in income tax expense. As a result, the current tax portion of income tax expenses for the year ended December 31, 2018 was a net income tax benefit.

(ii)

As discussed in Note 1, Zhuoyue unconditionally waived a net receivables amounting to RMB5,147 million from the Acquired Businesses, which resulted in an increase of income tax expenses amounting to RMB1,287 million. The carried over accumulated loss from prior periods were utilized during the year and resulted in a decrease of income tax expenses amounting to RMB1,453 million.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Liabilities from quality assurance program and guarantee	1,244	659
Deferred revenue	140,617	44,804
Refund liabilities	536,437	95,067
Accrued expenses	50,844	30,618
Fair value changes	—	11,609
Allowance for uncollectible receivables	90,631	95,989
Amortization difference of long-term assets	77,316	28,079
Accumulated losses carried over	1,991,763	152,341
Valuation allowance (i)	(2,182,756)	(252,660)
Total	706,096	206,506

Deferred tax liabilities:
Contract assets, net	972,453	318,543
Contract cost	36,280	58,882
Intangible assets	—	2,562
Total	1,008,733	379,987

Net deferred tax liabilities	(302,637)	(173,481)

Analysis as:
Deferred tax assets	184,136	45,407
Deferred tax liabilities	(486,773)	(218,888)
Net deferred tax liabilities	(302,637)	(173,481)
(i)

The valuation allowance is considered on an individual entity basis. As of December 31, 2017, 2018 and 2019, the Company had tax operating loss carry forwards of RMB4,776,552,  RMB7,967,053 and RMB609,363, respectively, which can be carried forward to offset taxable income. The net operating losses will expire in the years from 2021 to 2024 if not utilized. The Group has recognized a valuation allowance against deferred tax assets of RMB3,280,677,  RMB2,182,756 and RMB252,660 for the years ended December 31, 2017, 2018 and 2019, respectively.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under the PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2017, 2018 and 2019. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2019.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from the PRC-resident enterprises, such as the Company's PRC subsidiaries. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the "beneficial owner" and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that Yiren Digital HK will apply the 10% withholding tax rate. On July 29, 2017, the board of directors (the "Board") of the Company approved a special cash dividend of RMB5.0845 (US$0.75) per ordinary share of the Company (or RMB10.1690 (US$1.50) per American depositary share of the Company, which was paid on October 16, 2017 to holders of the Company's ordinary shares of record as of the close of business on September 29, 2017. On July 29, 2017, the Board also approved a semi-annual dividend policy. Under this policy, semi-annual dividends are set at an amount equivalent to approximately 15% of the Company's anticipated net income after tax in each half year commencing from the second half of 2017, which are derived from the earnings of the Group's PRC companies. As a result, the Company incurred and paid withholding tax of RMB60.0 million for the special cash dividend in August 2017, and accrued deferred tax liabilities of RMB11.3 million related to semi-annual dividends as of December 31, 2017, which was subsequently paid in May 2018. On August 14, 2018, the Board decided to terminate the semi-annual dividend policy going forward.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and the consolidated VIEs that are available for distribution were approximately RMB3,993 million and RMB5,138 million as of December 31, 2018 and 2019, respectively. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in the PRC subsidiaries and the consolidated VIEs. However, the aggregate undistributed earnings of the Company’s subsidiaries and the consolidated VIEs and its subsidiaries located in the PRC that are available for distribution as of December 31, 2019 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.